Disclosure of detailed information about supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade and other receivables	$ (8,979)	$ 68,270
Other financial assets/liabilities	6,620	19,181
Inventories	(18,690)	2,653
Prepaid expenses and other current assets	(4,619)	3,646
Trade and other payables	(6,336)	(8,339)
Changes in taxes payable/receivable	39,326	3,666
Other	1,693	(1,871)
Increase (decrease) in working capital	$ 9,015	$ 87,206